Long-Term Debt and Financial Liabilities	6 Months Ended
Jun. 30, 2019
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
8.	Long-Term Debt and Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2019	December 31, 2018
Secured loan facilities and other financial liabilities	191,129	198,607
Less: Deferred financing costs	(2,802)	(3,386)
Total	188,327	195,221
Less - current portion	(52,863)	(16,195)
Long-term portion	135,464	179,026

Secured credit facilities

Details of the Company’s secured credit facilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2018, included in the Company’s 2018 annual report on Form 20-F and are supplemented by the below new activities.

In February 2019, the Company received approval from the credit committee of Alpha Bank to (i) amend the applicable thresholds of certain financial covenants of its Leader and Squire Alpha Bank Loan Facilities until March 31, 2020, and (ii) defer a total of $1,102 of debt installments that were originally scheduled for 2019 to dates falling in 2020 and 2021. On July 1, 2019, the Company and the lender entered into supplemental agreements to both the Leader and the Squire Alpha Bank Loan Facilities (Note 15).

In February 2019, the Company entered into a new loan facility with Amsterdam Trade Bank N.V. in order to (i) refinance the existing indebtedness over the Partnership under the May 24, 2017 facility, as amended and restated thereon and (ii) for general working capital purposes and more specifically for the financing of installation of open loop scrubber systems on the Squireship and Premiership. The loan is divided in Tranche A, relating to the refinancing of the Partnership, and Tranches B and C for the financing of the scrubber systems on the Squireship and the Premiership, respectively. Pursuant to the terms of the facility, Tranche A is repayable in sixteen equal quarterly installments being $200 each starting from February 26, 2019 and a balloon payment of $13,190 and each of Tranche B and C in twelve quarterly installments of $187.5 starting from November 27, 2019. The loan bears interest of LIBOR plus a margin of 4.65% with quarterly interest payments. The loan is secured by a first priority mortgage over the Partnership, a general assignment covering earnings, insurances and requisition compensation over the Partnership, an earnings account pledge, a shares security deed relating to the shares of the vessel’s owning subsidiary, technical and commercial managers' undertakings and charter assignments.

In March 2019, the Company received approval from the credit committee of UniCredit to (i) amend the applicable thresholds of certain financial covenants of the Amended and Restated Loan Facility, until March 31, 2020 and (ii) defer $2,208 of installments originally falling due within 2019 to dates in 2020. On July 3, 2019, the Company and the lender entered into a supplemental agreement to the Amended and Restated UniCredit Loan Facility (Note 15).

On April 1, 2019, the Company entered into a supplemental agreement to the HCOB Loan Facility. Pursuant to its terms: (i) the Leverage Ratio (as defined therein) shall not exceed 85% until March 31, 2020 and 75% starting from April 1, 2020 and for the period thereafter, and (ii) the ratio of EBITDA to interest payments (as defined therein) shall be not less than 1:1 until March 31, 2020 and 2:1 starting from April 1, 2020 and for the period thereafter.

On June 13, 2019, the Company entered into a supplemental agreement to the New ATB Loan Facility. Pursuant to its terms: (i) the Leverage Ratio (as defined therein) shall not exceed 85% until March 31, 2020 and 75% starting from April 1, 2020 and for the period thereafter, and (ii) the ratio of EBITDA to interest payments as defined therein shall not be less than 1:1 from January 1, 2020 until March 31, 2020 and 2:1 starting from April 1, 2020 and for the period thereafter.

All of the Company’s secured facilities (i.e., long-term debt and financial liabilities) bear either floating interest at LIBOR plus a margin or fixed interest. Each secured facility is secured by a first priority mortgage over the respective vessel. The Squire Alpha Bank Loan Facility is additionally secured by a second priority mortgage over the Leadership.

Certain of the Company’s credit facilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum earnings before interest, taxes, depreciation and amortization ("EBITDA") to interest coverage ratio;
•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

The Leader and Squire Alpha Bank Loan Facilities place a restriction on the Company's ability to distribute dividends to its shareholders, pursuant to which the amount of the dividends so declared shall not exceed 50% of the Company’s net income except in case the cash and marketable securities are equal or greater than the amount required to meet the Company’s consolidated debt installments and interest payments until maturity for the Leader Alpha Bank Loan Facility and for the following eighteen-month period for the Squire Alpha Bank Loan Facility.

At June 30, 2019, eight of the Company's owned vessels, having a net carrying value of $183,193, were subject to first and second priority mortgages as collateral to their loan facilities. In addition, the Company's two bareboat chartered vessels, having a net carrying value of $54,646 at June 30, 2019, collateralized the Company's bareboat lease agreements.

The annual principal payments required to be made after June 30, 2019, are as follows:

Twelve month periods ending	Amount
June 30, 2020	53,888
June 30, 2021	46,224
June 30, 2022	29,308
June 30, 2023	20,427
Thereafter	41,282
Total	191,129